FAIR VALUE MEASUREMENTS	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS

5. Fair Value Measurements

The company categorizes its assets and liabilities into one of three levels based on the assumptions (inputs) used in determining their values, as defined below:

•	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.
•

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Unobservable inputs reflecting management’s assumptions about the inputs used in pricing the asset or liability.

The table below presents the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for each measurement:

	Fair Value as of March 31, 2021
(In thousands)	Balance Sheet Account	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency options	Other assets, net	$—	$166	$—	$166
Total assets		$—	$166	$—	$166
Liabilities:
Foreign currency forward contracts	Other current liabilities	$—	$798	$—	$798
Private Warrants	Private Warrant liabilities	—	29,920	—	29,920
Total liabilities		$—	$30,718	$—	$30,718

The Company’s condensed consolidated financial instruments include foreign currency forward and option contracts that are measured at fair value based on observable market transactions as of the reporting date. The fair values of the outstanding derivative instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for terms specific to the contracts. See Note 11. Derivative Financial Instruments for more information on the Company’s use of financial instruments.

The Private Warrant liabilities are determined using a Black-Scholes option pricing model, a Level 2 valuation. The significant inputs to the Private Warrant valuation are as follows:

	On the Closing Date
	of the Business
	Combination	March 31, 2021
Exercise price	$11.50	$11.50
Stock price	$24.95	$18.30
Volatility	25.0%	55.8%
Remaining term in years	5.00	4.83
Risk-free rate	0.45%	0.92%
Dividend yield	—	—

The following table summarizes the private warrant activity for the three months ended March 31, 2021:

(In thousands)
Fair value of Private Warrants on the Closing Date	$45,565
Fair value of Private Warrants converted to Public Warrants	(5,819)
Change in fair value of Private Warrants	(9,826)
Fair value of Private Warrants outstanding as of March 31, 2021	$29,920

The Company did not have any assets or liabilities subject to fair value measurements on a recurring basis as of December 31, 2020.

The Warrants are deemed equity instruments for income tax purposes, and accordingly, there is no tax accounting relating to changes in the fair value of the Private Warrants recognized. The changes in the fair value of the Private Warrants may be material to our future operating results.

The Company measures certain assets and liabilities at fair value on a non-recurring basis. Assets and liabilities that are measured at fair value on a non-recurring basis include long-lived assets which would generally be recorded at fair value as a result of an impairment charge. Assets acquired and liabilities assumed as part of a business combination or asset acquisition are also measured at fair value on a non-recurring basis during the measurement period allowed by the accounting standards codification guidance for business combinations, when applicable.

Carrying values of cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other current assets, accounts payable, accrued expenses, and other current liabilities approximate fair values because of their short-term nature.

Novus Capital Corp [Member]
FAIR VALUE MEASUREMENTS

NOTE 10 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model at each measurement date. The Company recognized a charge of $13,650,000 to the statement of operations resulting from an increase in the fair value of the Private Warrant liabilities from the fair value of $3,250,000 at issuance on May 19, 2020 to $16,900,000 as of December 31, 2020.

	At Issuance	As of
	(May 19, 2020)	December 31, 2020
Exercise price	11.50	11.50
Stock price	10.00	15.65
Volatility	22.0%	22.0%
Probability of completing a Business Combination	68%	97.5%
Term in years	5	5
Risk-free rate	0.35%	0.36%
Dividend yield	—	—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2020
Assets:
Marketable securities held in Trust Account	1	$100,048,410
Liabilities:
Private Warrant liabilities	2	$16,900,000